SCHEDULE II - Condensed Financial Information Of Registrant Progressive Corporation Cash Paid (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income taxes	$ 715.6	$ 459.4	$ 701.8
Interest	146.3	139.2	132.0
Parent Company
Income taxes	669.7	450.2	625.0
Interest	$ 142.2	$ 134.2	$ 128.2